Condensed Financial Information of the Parent Company (Details) - Schedule of Cash Flows - CNY (¥) ¥ in Thousands	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
CASH FLOW FROM OPERATING ACTIVTIES
Net loss	¥ (16,627)	¥ (21,701)	¥ (10,895)
Equity loss of subsidiaries	12,618	18,581	10,895
Inter-company receivable		307	(307)
Prepaid expenses and other current assets	(8,424)	(2,333)	(3,044)
Inter-company payable	12,206	5,130	3,044
Related parties	(23)	16	307
Other payables and accrued liabilities	131
Net cash used in operating activities	(119)
Effect of exchange rate changes on cash and cash equivalent and restricted cash	125
Net change in cash and cash equivalents	6
Cash and cash equivalents, beginning of year
Cash and cash equivalents, end of year	¥ 6